Changes in accounting policies - Summary Of Restated Consolidated Statement Of Cash Flows (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Previously stated [member]
Statement [Line Items]
Finance lease receivables	₩ 26,773
Financial effect of changes in accounting policy
Statement [Line Items]
Increase in finance lease receivables	₩ 27,712